Notes Payable (Details) - USD ($)				1 Months Ended					9 Months Ended		12 Months Ended
	Nov. 04, 2021	May 10, 2021	Nov. 14, 2018	Jul. 22, 2021	Apr. 28, 2020	Oct. 31, 2019	Sep. 30, 2019	Apr. 26, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Notes Payable (Details) [Line Items]
Notes payable due			$ 400,000								$ 400,000
Bear interest percentage			18.00%						18.00%
Loan agreement, description			In the event that the Company’s accounts receivable balance plus inventory balance is less than paid principal balance of the Note as of December 31, 2018, the Company shall have 45 days (through and until February 15, 2019) to cure such violation and an establish accounts receivable plus inventory equal to the unpaid principal balance of the Note. Commencing March 31, 2019 and at all times thereafter through the remainder of the commitment period and for so long thereafter as there is any amount still due and owing under the Note, the Company must maintain an accounts receivable balances plus inventory such that the outstanding principal borrowed by Company under the Loan Agreement and Note is less than or equal to eighty five percent (85%) of accounts receivable plus fifty percent (50%) of inventory, all as measured at the same point in time.						In the event that the Company’s accounts receivable balance plus inventory balance is less than paid principal balance of the Note as of December 31, 2018, the Company shall have 45 days (through and until February 15, 2019) to cure such violation and an establish accounts receivable plus inventory equal to the unpaid principal balance of the Note. Commencing March 31, 2019 and at all times thereafter through the remainder of the commitment period and for so long thereafter as there is any amount still due and owing under the Note, the Company must maintain an accounts receivable balances plus inventory such that the outstanding principal borrowed by Company under the Loan Agreement and Note is less than or equal to eighty five percent (85%) of accounts receivable plus fifty percent (50%) of inventory, all as measured at the same point in time.
Notes payable related interest expense											72,198	$ 72,000
Maximum loan amount									$ 500,000	$ 156,200	156,200	$ 25,000
Note balance due									400,000
Principal amount	$ 61,200								500,000		0
Accrued interest payable	935								15,781
Secured promissory note amount		$ 500,000
Annual accrued interest		8.00%
Bear interest		18.00%
Capital Lease Amount				$ 95,013
Capital lease obligation amount									89,716
PPP Loan amount									156,200		156,200
Administration amount	95,000
Interest amount	$ 1,451
Minimum [Member]
Notes Payable (Details) [Line Items]
Interest rate percentage				6.79%
Maximum [Member]
Notes Payable (Details) [Line Items]
Interest rate percentage				8.24%
Notes Payable to Banks [Member]
Notes Payable (Details) [Line Items]
Principal amount									400,000		400,000
Accrued interest payable									$ 202,093		$ 148,241
Revolving Credit Facility [Member]
Notes Payable (Details) [Line Items]
Loan received from lender			$ 400,000
Maturity date			Nov. 14, 2020
Bear interest percentage			12.00%
Maximum loan amount			$ 400,000
Initial amount			$ 400,000
Promissory Note [Member]
Notes Payable (Details) [Line Items]
Maturity date								Apr. 26, 2020
Bear interest percentage								4.00%
Aggregate principal amount								$ 25,000
Net proceeds from loan								$ 25,000
Repayment of loan						$ 12,500	$ 12,500
PPP Note [Member]
Notes Payable (Details) [Line Items]
Paycheck protection program promissory note, description					the Company entered into a Paycheck Protection Program Promissory Note (the “PPP Note”) with respect to a loan of $156,200 (the “PPP Loan”) from Comerica Bank. The PPP Loan was obtained pursuant to the Paycheck Protection Program (the “PPP”) of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES act”) administered by the U.S. Small Business Administration (“SBA”). The PPP Loan matures on April 28, 2022 and bears interest at a rate of 1.00% per annum. The PPP Loan is payable in 18 equal monthly payments of approximately $8,900 commencing November 1, 2020. The PPP Loan may be prepaid at any time prior to maturity with no prepayment penalties. The Company may apply to have the loan forgiven pursuant to the terms of the PPP if certain criteria are met. For the year ended December 31, 2020, interest expense related to this Note amounted to $1,061.
Promissory note, description					the Company entered into a Paycheck Protection Program Promissory Note (the “PPP Note”) with respect to a loan of $156,200 (the “PPP Loan”) from Comerica Bank. The PPP Loan was obtained pursuant to the Paycheck Protection Program (the “PPP”) of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES act”) administered by the U.S. Small Business Administration (“SBA”). The PPP Loan matures on April 28, 2022 and bears interest at a rate of 1.00% per annum. The PPP Loan is payable in 18 equal monthly payments of approximately $8,900 commencing November 1, 2020. The PPP Loan may be prepaid at any time prior to maturity with no prepayment penalties. The Company may apply to have the loan forgiven pursuant to the terms of the PPP if certain criteria are met. As of September 30, 2021, accrued interest payable amounted to $2,230. For the nine months ended September 30, 2021, interest expense related to this Note amounted to $1,168.